Income and loss per share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings per share [Abstract]
Schedule of income (loss) per share [Text Block]
	Year ended	Year ended
	March 31, 2021	March 31, 2020
Basic weighted average number of common shares outstanding	347,059,039	326,895,000
Effect of dilutive stock options and warrants	13,259,446	-
Effect of convertible loan	6,128,917	-
Diluted weighted average common shares outstanding	366,447,402	326,895,000